Investment Strategy - BlackRock Diversified Equity Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including common stock, preferred stock and securities or other instruments whose price is linked to the value of common stock. The Fund’s investments in derivatives will be counted toward the Fund’s 80% policy to the extent that they provide investment exposure to such securities or to one or more market risk factors associated with such securities. The Fund may also purchase convertible securities. This is a non-fundamental policy of the Fund and may not be changed without 60 days’ prior notice to shareholders.
The Fund does not limit its investments to companies of any particular size and may invest in equity securities of companies of any market capitalization.
Equity securities include securities representing shares of ownership of a corporation (“common stock”), preferred stock and securities or other instruments whose price is linked to the value of common stock. The Fund may also purchase convertible securities. Preferred stock is a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock), and their value usually reflects both the stream of current income payments and the market value of the underlying common stock.
The Fund may also invest in securities of foreign issuers from any country, including emerging market countries, and may invest in securities denominated in both U.S. dollars and non-U.S. dollar currencies.
The Fund may use derivatives to hedge its portfolio against market and currency risks or to gain long or short exposure to equity markets. The Fund may also use derivatives to hedge its investment portfolio against interest rate risks or to seek to enhance its return. Derivatives are financial instruments whose value is derived from another security, a commodity (such as oil or gold), a currency or an index such as the Russell 1000® Index. The derivatives that the Fund may use include options on portfolio positions or currencies, financial and currency futures, options on such futures, forward foreign currency transactions and swaps (including total return swaps, some of which may be referred to as contracts for difference).
In pursuing its investment objective, the Fund may utilize short positions, which arise where the Fund sells a security or basket of securities it does not own by delivery of borrowed securities or where the Fund has entered into a derivative instrument that provides economic exposure similar to a short sale of a security or basket of securities. The Fund expects to implement short positions through short sales of any instrument that the Fund may purchase for investment or by using options, futures, forwards, swaps or other derivatives.
The Fund may also invest in indexed and inverse securities.
The Fund is a “feeder” fund that invests all of its assets in the Master Portfolio, which has the same investment objective and strategies as the Fund. All investments are made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Fund or the term “Fund” (as applicable) to include the Master Portfolio.
The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.